Customer and Supplier Concentrations (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Accounts receivable (in Dollars)	$ 2,118,916	$ 5,644,896
Customer Concentration Risk [Member] | One Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	39.10%	50.80%
Customer Concentration Risk [Member] | One Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	28.20%	38.20%
Customer Concentration Risk [Member] | Two Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	25.30%	18.20%
Customer Concentration Risk [Member] | Three Customer [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	13.80%
Supplier Concentration Risk [Member] | Total Purchase [Member] | One Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	45.50%	60.80%
Supplier Concentration Risk [Member] | Total Purchase [Member] | Two Supplier [Member]
Customer and Supplier Concentrations [Line Items]
Concentration risk, percentage	25.90%	18.80%